Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000237259 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237259 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237259 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237259 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237259 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237259 [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237259 [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237259 [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237259 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237259 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000237259 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000237259 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237259 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237259 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237259 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237259 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238839 [Member] | Dana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238839 [Member] | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Penn Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | SiriusPoint Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Visteon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Tegna, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Marriott Vacations Worldwide Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Premier, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238839 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238839 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238839 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000238839 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000238839 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000238839 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000238839 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238839 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000238839 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238839 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%